UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                    Investment Company Act File No. 811-09235



                  Macquarie/First Trust Global Infrastructure/
                         Utilities Dividend & Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:    May 31
                                                  ------


             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Proxy Voting Record

Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
01/31/05 - S        Terna - TRASMISSIONE ELETTRICITA         T9471R100                                 01/26/05
                    *TRN.IM*
                            Special Meeting Agenda
                    1       Amend Articles To Reflect New Provisions      For          For                         Mgmt
                            Set Forth By Italian Government Re:
                            Proprietary Structure And Management Of The
                            National Electricity Grid


04/01/05 - A/S      Terna - TRASMISSIONE ELETTRICITA         T9471R100                                 03/25/05
                    *TRN.IM*
                            Ordinary Business
                    1       Accept Financial Statements, Consolidated     For          For                         Mgmt
                            Accounts, and Statutory Reports
                    2       Approve Allocation of Income                  For          For                         Mgmt
                            Elect One of Two Slates (Item 3.a or Item
                            3.b)
                    3.a     Appoint Internal Statutory Auditors -         None         Against                     Mgmt
                            Majority Shareholder Slate
                    3.b     Appoint Internal Statutory Auditors -         None         For                         Mgmt
                            Minority Shareholder(s) Slate
                    4       Approve Remuneration of Primary Internal      For          For                         Mgmt
                            Statutory Auditors
                            Special Business
                    1       Approve Capital Increase in the Maximum       For          For                         Mgmt
                            Amount of EUR 2.2 Million Through Issuance
                            of Shares Pursuant to Share Option Scheme
                            in Favor of Company and Group Employees


04/26/05 - A        Ameren Corporation *AEE*                 023608102                                 03/04/05
                    1       Elect Directors                               For          For                         Mgmt
                    2       Ratify Auditors                               For          For                         Mgmt
                    3       Report on Risks of Nuclear Waste Storage      Against      Against                     ShrHoldr
                    4       Require Independent Director To Serve As      Against      Against                     ShrHoldr
                            Chairman Of The Board


05/16/05 - A        Consolidated Edison, Inc. *ED*           209115104                                 03/28/05
                    1       Elect Directors                               For          For                         Mgmt
                    2       Ratify Auditors                               For          For                         Mgmt
                    3       Report on Executive Compensation              Against      Against                     ShrHoldr


Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
05/20/05 - A        GASNET AUSTRALIA GROUP (formerly         Q3974S106                                 05/18/05
                    Gasnet Australia Trust) *GAS.AX*
                    1       Receive Financial Statements and              None         None                        Mgmt
                            Statutory Reports
                    2       Elect Colin Galbriath as Director             For          For                         Mgmt
                    3       Approve Issuance of 4.03 Million Stapled      For          For                         Mgmt
                            Securities for a Private Placement


05/26/05 - A/S      ENEL SpA *ENEI.MI*                       T3679P115                                 05/24/05
                            Ordinary Business
                    1       Accept Financial Statements, Consolidated     For          For                         Mgmt
                            Accounts, and Statutory Reports
                    2       Approve Allocation of Income                  For          For                         Mgmt
                            Special Business
                    1       Amend Article 14.3 of the Bylaws Re:          For          For                         Mgmt
                            Election of the Board of Directors Via the
                            'Voto di Lista' System
                    2       Approve Capital Increase in the Maximum       For          For                         Mgmt
                            Amount of EUR 28.76 Million Through
                            Issuance of Shares Pursuant to Share Option
                            Scheme in Favor of Top Management
                            Ordinary Business
                    3       Fix Number of Directors                       For          For                         Mgmt
                    4       Set Directors' Term of Office                 For          For                         Mgmt
                            Elect One of Two Slates of Directors
                            (Either Item 5.1 Or Item 5.2)
                    5       Elect Directors                               None         Split                       Mgmt
                    5.1     Elect Directors - Slate 1 Submitted by the    For          Against
                            Ministry of Economy and Finance (Majority
                            Shareholder)
                    5.2     Elect Directors - Slate 2 Submitted by a      For          For
                            Group of Institutional Investors
                    6       Elect Chairman of the Board of Directors      For          For                         Mgmt
                    7       Approve Remuneration of Directors             For          For                         Mgmt
                    8       Appoint Internal Statutory Auditors to        For          For                         Mgmt
                            Complete Composition of the Board
                    9       Elect External Auditors for the Three-Year    For          For                         Mgmt
                            Term 2005-2007; Fix Auditors' Remuneration

07/30/04 - A        United Utilities PLC *UU.L*              010291801                                 07/30/04
                    1       Accept Financial Statements and               For          For                         Mgmt
                            Statutory Reports
                    2       Approve Final Dividend of 29.88 Pence Per     For          For                         Mgmt
                            Ordinary Share and
                            14.94 Pence Per A Share FOR FOR
                    3       Elect Charlie Cornish as Director             For          For                         Mgmt
                    4       Re-elect Sir Richard Evans as Director        For          For                         Mgmt
                    5       Re-elect Sir Peter Middleton as Director      For          For                         Mgmt
                    6       Re-elect Simon Batey as Director              For          For                         Mgmt
                    7       Approve Remuneration Report                   For          For                         Mgmt
                    8       Re-appoint Deloitte and Touche LLP as         For          For                         Mgmt
                            Auditors of the Company


Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
                    9       Authorise Board to Fix Remuneration           For          For                         Mgmt
                            of the Auditors
                    10      Authorise Issuance of Equity or               For          For                         Mgmt
                            Equity-Linked Securities with Preemptive
                            Rights up to Aggregate Nominal Amount of
                            GBP 185,737,898
                    11      Authorise Issuance of Equity or               For          For                         Mgmt
                            Equity-Linked Securities without
                            Pre-emptive Rights up to Aggregate Nominal
                            Amount of GBP 27,860,684
                    12      Authorise 55,721,369 Ordinary Shares for      For          For                         Mgmt
                            Market Purchase
                    13      Amend Articles of Association Re:             For          For                         Mgmt
                            Retirement by Rotation of
                            Directors
                    14      Amend The United Utilities PLC Performance    For          For                         Mgmt
                            Share Plan

07/26/04 - A        National Grid Transco PLC *NGT.L*        022233220                                 07/26/04
                    1       To receive the annual report and              For           For                        Mgmt
                            accounts
                    2       To declare a final dividend                   For           For                        Mgmt
                    3       To reappoint Mike Jesanis                     For           For                        Mgmt
                    4       To reappoint Maria Richter                    For           For                        Mgmt
                    5       To reappoint James Ross                       For           For                        Mgmt
                    6       To reappoint John Grant                       For           For                        Mgmt
                    7       To reappoint Edward Astle                     For           For                        Mgmt
                    8       Ratify auditors                               For           For                        Mgmt
                    9       To approve the directors remuneration report  For           For                        Mgmt
                    10      To authorise the directors to allot shares    For           For                        Mgmt
                    11      To dis-apply pre-emptions rights (special     For           For                        Mgmt
                            resolution)
                    12      To authorise the company to purchase its      For           For                        Mgmt
                            own shares
                            (special resolution)
                    13      To amend the company s articles of            For           For                        Mgmt
                            association (special
                            Resolution)
                    14      To cancel the special share (special          For           For                        Mgmt
                            resolution)

07/27/04 - A        Severn Trent PLC *SVT.L*                 010311101                                 07/27/04
                    1       Accept Financial Statements and               For           For                        Mgmt
                            Statutory Reports
                    2       Approve Remuneration Report                   For           For                        Mgmt
                    3       Approve Final Dividend of 29.27 Pence Per     For           For                        Mgmt
                            Ordinary Share
                    4       Re-elect John Banyard as Director             For           For                        Mgmt
                    5       Re-elect Brian Duckworth as Director          For           For                        Mgmt
                    6       Re-elect John McAdam as Director              For           For                        Mgmt
                    7       Re-elect Derek Osborn as Director             For           For                        Mgmt
                    8       Elect Martin Houston as Director              For           For                        Mgmt
                    9       Elect Colin Matthews as Director              For           For                        Mgmt
                    10      Elect John Smith as Director                  For           For                        Mgmt
                    11      Re-appoint PricewaterhouseCoopers LLP as      For           For                        Mgmt
                            Auditors and Authorise
                            Board to Fix Remuneration of Auditors
                    12      Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities with Preemptive
                            Rights up to Aggregate Nominal Amount of
                            GBP 74,327,058


Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
                    13      Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities without
                            Pre-emptive Rights up to Aggregate
                            Nominal Amount of GBP 11,261,675
                    14      Authorise 34,511,587 Ordinary Shares          For           For                        Mgmt
                            for Market Purchase
                    15      Amend Articles of Association                 For           For                        Mgmt
                    16      Authorise Severn Trent Plc to Make EU         For           For                        Mgmt
                            Political Donations and
                            Incur EU Political Expenditure up to
                            Aggregate Nominal Amount of
                            GBP 50,000
                    17      Authorise Severn Trent Water Limited          For           For                        Mgmt
                            to Make EU Political
                            Donations and Incur EU Political
                            Expenditure up to Aggregate
                            Nominal Amount of GBP 50,000
                    18      Authorise Biffa Waste Services Limited        For           For                        Mgmt
                            to Make EU Political
                            Donations and Incur EU Political
                            Expenditure up to Aggregate
                            Nominal Amount of GBP 25,000
                    19      Authorise Biffa Treatment NV to Make EU       For           For                        Mgmt
                            Political Donations and
                            Incur EU Political Expenditure up to
                            Aggregate Nominal Amount of
                            GBP 25,000


07/29/04 - A        AWG PLC *AWG.L*                          015392380                                 07/29/04
                    1       Accept Financial Statements and               For           For                        Mgmt
                            Statutory Reports
                    2       Approve Remuneration Report                   For           For                        Mgmt
                    3       Re-elect Peter Hickson as Director            For           For                        Mgmt
                    4       Re-elect Frances Heaton as Director           For           For                        Mgmt
                    5       Elect Jonson Cox as Director                  For           For                        Mgmt
                    6       Elect Andrew Carr-Locke as Director           For           For                        Mgmt
                    7       Re-appoint PricewaterhouseCoopers LLP as      For           For                        Mgmt
                            Auditors and Authorise
                            Board to Fix Remuneration of Auditors
                    8       Approve the AWG Plc Long-Term Incentive       For           For                        Mgmt
                            Plan 2004
                    9       Authorise EU Political Donations and Incur    For           For                        Mgmt
                            EU Political Expenditure
                            up to Aggregate Nominal Amount of GBP
                            150,000
                    10      Approve Capitalisation up to GBP              For           For                        Mgmt
                            510,121,459, the Amount
                            Standing in the Merger Reserve; Allot
                            Ordinary Shares Credited as
                            Fully Paid up to the Holders of Ordinary
                            Shares of 19 and 181/201
                            Pence Each and Approve Reduction in Share
                            Capital
                    11      Authorise 14,327,896 Ordinary Shares for      For           For                        Mgmt
                            Market Purchase


Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
                    12      Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities without
                            Pre-emptive Rights up to Aggregate
                            Nominal Amount of GBP 1,425,661
                    13      Amend Articles of Association Re:             For           For                        Mgmt
                            Treasury Shares
                    14      Amend Articles of Association Re:             For           For                        Mgmt
                            Non-Executives' Fees
                    15      Amend Articles of Association Re:             For           For                        Mgmt
                            Directors' Retirement
                    16      Amend Articles of Association Re:             For           For                        Mgmt
                            Electronic Communication
                    17      Amend Articles of Association Re:             For           For                        Mgmt
                            Electronic Communication
                    18      Amend Articles of Association Re:             For           For                        Mgmt
                            CREST Proxy Voting Services


07/29/04 - A        Kelda Group PLC *KEL.L*                  010344875                                 07/29/04
                    1       Accept Financial Statements and               For           For                        Mgmt
                            Statutory Reports
                    2       Approve Remuneration Report                   For           For                        Mgmt
                    3       Approve Final Dividend of 18.73               For           For                        Mgmt
                            Pence Per Ordinary Share
                    4       Re-elect Ken Jackson as Director              For           For                        Mgmt
                    5       Re-elect David Salkeld as Director            For           For                        Mgmt
                    6       Re-appoint Ernst and Young LLP as             For           For                        Mgmt
                            Auditors and Authorise Board
                            to Fix Remuneration of Auditors
                    7       Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities with Preemptive
                            Rights up to Aggregate Nominal Amount of
                            GBP 19,459,201
                    8       Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities without
                            Pre-emptive Rights up to Aggregate
                            Nominal Amount of GBP 2,921,802
                    9       Authorise 37,566,039 Ordinary Shares for      For           For                        Mgmt
                            Market Purchase

07/29/04 - A        Pennon Group PLC *PNN.L*                 015143398                                 07/29/04
                    1       Accept Financial Statements and               For           For                        Mgmt
                            Statutory Reports
                    2       Approve Final Dividend of 27.8 Pence          For           For                        Mgmt
                            Per Ordinary Share
                    3       Approve Remuneration Report                   For           For                        Mgmt
                    4       Elect Gerard Connell as Director              For           For                        Mgmt
                    5       5 Re-appoint PricewaterhouseCoopers LLP       For           For                        Mgmt
                            as Auditors of the Company
                    6       Authorise Board to Fix Remuneration of        For           For                        Mgmt
                            the Auditors
                    7       Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities with Preemptive
                            Rights up to Aggregate Nominal Amount of
                            GBP 36,070,000
                    8       Authorise Issuance of Equity or               For           For                        Mgmt
                            Equity-Linked Securities without
                            Pre-emptive Rights up to Aggregate
                            Nominal Amount of GBP 6,946,000
                    9       Authorise 12,516,000 Ordinary Shares for      For           For                        Mgmt
                            Market Purchase


Mtg                 Company/                                              Mgmt         Vote            Record
Date/Type           Ballot Issues                            Cusip        Rec          Cast            Date        Prpnent
------------------- ---------------------------------------- ------------ ------------ --------------- ----------- ----------
                    10      Amend the Pennon Group Restricted             For           For                        Mgmt
                            Share Plan
                    11      Authorise the Company to Make EU              For           For                        Mgmt
                            Political Donations and Incur
                            Political Expenditure up to Aggregate
                            Nominal Amount of GBP 100,000

10/20/04 - A        Australian Pipeline Trust *APA.AX*       6247306AU                                 10/20/04
                    1       Elect George Bennett as Director              For           For                        Mgmt
                    2       Elect Thomas Ford as Director                 For           For                        Mgmt
                    3       Elect Robert Wright as Director               For           For                        Mgmt
                    4       Elect Russell Cooper as Director              Against       Against                    Mgmt
                    5       Elect Peter Ryan as Director                  Against       Against                    Mgmt
                    6       Amend Constitution Re: Stapling Company       For           For                        Mgmt
                            Securities to
                            Those of Other Entities
                    7       Ratify Past Issuance of 24.5 Million          For           For                        Mgmt
                            Shares at AUD 2.52 Per Share on Aug. 4, 2004

10/27/04 - A        Envestra Limited *ENV.AX*                6037079AU                                 10/27/04
                    1       Accept Financial Statements and               For           For                        Mgmt
                            Statutory Reports
                    2       Elect John Geoffrey Allpass as Director       For           For                        Mgmt
                    3       Elect Hing Lam Kam as Director                For           For                        Mgmt
                    4       Elect Eric Fraser Ainsworth as Director       For           For                        Mgmt
                    5       Ratify Past Issuance of 10,000,000 Shares     For           For                        Mgmt
                            At AUD 1.07 Per Share on April 8 2004

04/27/05 - A        Consumers Waterheater Income Fund        2172004CA                                 04/27/05
                    *CWI-U*
                    1       Elect Jim Pantelidis, Jerry Patava, Roy J.    For           For                        Mgmt
                            Pearce, Michael Rousseau, David W.
                            Drinkwater as Trustees
                    2       Ratify PricewaterhouseCoopers LLP as          For           For                        Mgmt
                            Auditors

05/13/05 - A        Northland Power Income Fund *NPI-U*      2121471CA                                 05/13/05
                    1       Direct the Trustee to Vote the NPIF           For           For                        Mgmt
                            Commercial Trust Units in favour of
                            Electing A. Warren Moysey, F. David
                            Rounthwaite and John N. Turner as Trustees
                    2       Ratify Ernst & Young LLP as Auditors          For           For                        Mgmt

04/28/05 - A        Pembina Pipeline Income Fund *PIF-U*     015911603                                 04/28/05
                    1       Elect David A. Bissett, Lorne B. Gordon,      For           For                        Mgmt
                            Myron F. Kanik, David N. Kitchen, Donald L.
                            Krogseth, Robert B. Michaleski and Robert
                            F. Taylor as Directors
                    2       Approve KPMG LLP as Auditors and Authorize    For           For                        Mgmt
                            Board to Fix Remuneration of Auditors
                    3       Approve Amendment and Restatement of          For           For                        Mgmt
                            Shareholder Rights
                            Plan (Poison Pill)


                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/
                          UTILITIES DIVIDEND & INCOME FUND
                          -------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------
                          James A. Bowen, President

Date                      August 31, 2005
                          -------------------------

* Print the name and title of each signing officer under his or her signature.